Future Minimum Payments Under Non-Cancelable Licensing Agreements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Licensing Future Miniumum Payments [Line Items]
2013	$ 37,276	232,233
2014	11,033	68,735
2015 and thereafter	0	0
Future Minimum Payments Under Non-Cancelable Licensing agreements	$ 48,309	300,968